Net Operating Revenue - Schedule of Net Operating Revenue (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Net Operating Revenue [Abstract]
Gross operating revenue	R$ 212,135	R$ 206,739	R$ 181,725
Revenue deductions:
Cancellations and returns	(2,658)	(1,777)	(1,353)
Taxes on services	(12,739)	(11,680)	(11,387)
Total revenue deductions	(15,397)	(13,457)	(12,740)
Net operating revenue	R$ 196,738	R$ 193,282	R$ 168,985